SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warrant Liabilities (Details) - $ / shares		3 Months Ended	4 Months Ended
	Dec. 07, 2020	Mar. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Price per share		$ 10.00
Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00
Subsidiary, Sale of Stock [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)			$ 18.00
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	34,500,000	34,500,000
Price per share	$ 10.00	$ 10.00
Number of shares in a unit	1	1
Number of warrants in a unit	0.25	0.25	0.25
Number of shares issuable per warrant	1	1
Exercise price of warrants	$ 11.50	$ 11.50
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	4,500,000	4,500,000
Public Warrants | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	8,625,000
Exercise price of warrants	$ 11.50
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued		4,450,000
Number of shares issuable per warrant		1
Price of warrants		$ 2.00	$ 2.00
Exercise price of warrants		$ 11.500	$ 11.50
Private Placement Warrants | Over-allotment
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	4,450,000